Business Combinations - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 31,516	$ 31,516	$ 30,551	$ 13,801
Xplain.io, Inc.
Business Acquisition [Line Items]
Net tangible assets	$ 1,181
Developed technology and other acquired intangible assets	$ 1,764
Estimated Useful Life	5 years
Goodwill	$ 16,750
Net assets acquired	$ 19,695